WESTERN ASSET TRUST, INC.

                       INTERNATIONAL SECURITIES PORTFOLIO

                             REPORT TO SHAREHOLDERS

                            FOR THE SIX MONTHS ENDED

                               DECEMBER 31, 1996

                                                              February 25, 1997





Dear Shareholder:

         Enclosed are the mid-year financial statements for the Western Asset Trust International Securities Portfolio, covering the period July 1 - December 31, 1996.

         Now in its fifth year of operation, the fund produced positive investment results relative to both the non-dollar and the domestic market for this period, returning 8.7% (net) versus the Salomon Brothers World Ex-US (hedged) return of 8.0%, and the Salomon Brothers Broad Investment Grade Index return of 4.9%. More than 20 of our clients now participate in this fund, whose primary purpose is to provide domestic investors opportunistic exposure to non-dollar fixed-income securities.

         The principal factors behind the fund's good performance this period were its overweightings to dollar-bloc bond markets such as Canada and Australia, which performed very well, and its emphasis on the peripheral markets in Europe, such as Italy and Spain, which benefited from convergence to the core markets of Germany and France. Additionally, the fund had no net currency exposure, so it was not adversely impacted by the dollar's sustained rise against most major currencies.

         Please feel free to call if you have any questions.


                                                        Sincerely,

                                                        /s/ W. Curtis Livingston
                                                        ------------------------
                                                        W. Curtis Livingston
                                                        President





Enclosure

                                             WESTERN ASSET TRUST, INC.
                                        INTERNATIONAL SECURITIES PORTFOLIO
                                             PORTFOLIO OF INVESTMENTS
                                                 December 31, 1996
                                              (Amounts in Thousands)
                                                    (Unaudited)


                                                      Principal
                                                       Amount           Value
                                                      ---------         -----
LONG-TERM DEBT SECURITIES(A) - 81.3%
Australian Dollar - 5.0%
Commonwealth of Australia
     10.00%   10/15/07                      AUD         14,000         $ 13,182
                                                                       --------
British Sterling - 11.3%
United Kingdom Treasury Stock
     8.00%    12/7/00                       GBP         10,000           17,603
     8.50%    12/7/05                                    2,500            4,563
     7.50%    12/7/06                                    2,000            3,428
     8.00%    6/7/21                                     2,300            4,107
                                                                       --------
                                                                         29,701
                                                                       --------
Canadian Dollar - 4.9%
Government of Canada
     8.00%    6/1/23                        CAD         16,000           13,011
                                                                       --------
Czech Koruna - 8.6%
ABN-Amro Bank N.V.
     11.00%   12/15/97                      CZK        189,000            6,908
BV Finance Prague
     11.00%   10/2/97                                  115,000            4,202
Ceska Sporitelna A/S
     14.375%  1/27/01                                  300,000           11,406
                                                                       --------
                                                                         22,516
                                                                       --------
Danish Krone - 10.6%
Kingdom of Denmark
     8.00%    3/15/06                       DKK        150,000           28,010
                                                                       --------
German Deutschmark - 14.0%
Deutsche Bundesrepublik
     6.25%    4/26/06                       DEM         55,000           36,943
                                                                       --------

                                             WESTERN ASSET TRUST, INC.
                                        INTERNATIONAL SECURITIES PORTFOLIO
                                       PORTFOLIO OF INVESTMENTS - Continued
                                              (Amounts in Thousands)


                                                      Principal
                                                       Amount            Value
                                                      ---------          -----
LONG-TERM DEBT SECURITIES(A) - Continued
Greek Drachma - 5.7%
Hellenic Republic
     11.00%   11/26/99                      GRD      1,500,000         $   6,123
Hellenic Republic Floating Rate Bond(B)
     14.95%   9/30/03                                1,200,000             4,922
     14.00%   10/23/03                                 500,000             2,055
     13.45%   12/31/03                                 500,000             2,049
                                                                       ---------
                                                                          15,149
                                                                       ---------
Italian Lira - 8.3%
Buoni del Tesoro Poliennali
     9.50%    2/1/01                        ITL     30,000,000            21,716
                                                                       ---------
Japanese Yen - 1.5%
Government of Japan #177
     4.60%    3/21/05                       JPY        400,000             3,985
                                                                       ---------
Spanish Peseta - 4.8%
Bonos Y Oblig Del Estado
     8.40%    4/30/01                       ESP      1,500,000            12,641
                                                                       ---------
Swedish Krona - 4.7%
Kingdom of Sweden #1030
     13.00%   6/15/01                       SEK         66,000            12,477
                                                                       ---------
United States Dollar - 1.9%
Standard Chartered Bank Indonesia
     Rupiah - Linked Note
     14.00%   11/21/01                      USD          5,000             4,966
                                                                       ---------
Total Long-term Debt Securities
     (Identified Cost  - $211,342)                                       214,297
--------------------------------------------------------------------------------

                                             WESTERN ASSET TRUST, INC.
                                        INTERNATIONAL SECURITIES PORTFOLIO
                                       PORTFOLIO OF INVESTMENTS - Continued
                                              (Amounts in Thousands)


                                                         Principal
                                                          Amount        Value
                                                         ---------      -----
SHORT-TERM INVESTMENTS - 6.9 %
U. S. Government Obligation - 0.2%
United States Treasury Bill
     5.015%   1/9/97                              USD         550    $      549
                                                                     ----------
Repurchase Agreement - 6.7%
J.P. Morgan Securities, Inc.
     6.80% dated 12/31/96, to be repurchased
     at $10,004 on 1/2/97 (Collateral: $10,540
     Federal National Mortgage Association
     Medium-term note, 6.20% due 11/12/03,
     value $10,341)                                        10,000        10,000
                                                                      ---------
Merrill Lynch Government Securities, Inc.
     6.00% dated 12/31/96, to be repurchased
     at $7,551 on 1/2/97 (Collateral: $7,360
     U.S. Treasury Note, 7.125% due 9/30/99,
     value $7,836)                                          7,548         7,548
                                                                      ---------
Total Short-term Investments
     (Identified Cost - $18,097)                                         18,097
-------------------------------------------------------------------------------

Total Investments - 88.2%
     (Identified Cost - $229,439)                                     $ 232,394
===============================================================================
                                                                          Net
                                                       Actual     Appreciation/
                                             Date     Contracts   (Depreciation)
                                             ----     ---------   --------------
FUTURES CONTRACTS PURCHASED
German 5-Year Government Bond Futures      March 97      120        $        90
                                                                    -----------

(A)  Listed by currency denomination.
(B) Indexed Security - The rate of interest earned on these securities is tied to the Global Telecom Basket (GTB). The rate for these securities is the rate at December 31, 1996.

See notes to financial statements.

                                             WESTERN ASSET TRUST, INC.
                                        INTERNATIONAL SECURITIES PORTFOLIO
                                        STATEMENT OF ASSETS AND LIABILITIES
                                                 December 31, 1996
                                                    (Unaudited)


              Assets

Investments at value (Identified Cost -$229,439,484)              $ 232,394,083
Foreign currency at value (Identified Cost - $10,830,430)            10,920,901
Receivable for:
     Investments sold                                                10,482,091
     Foreign income taxes recoverable                                   281,791
Interest receivable                                                   8,026,981
Unrealized appreciation of forward currency contracts                 2,511,015
Other assets                                                             11,761
                                                                  -------------
         Total assets                                               264,628,623

              Liabilities

Unrealized depreciation of forward currency contracts                 1,172,950
Due to adviser                                                           18,251
Accrued expenses                                                         74,151
                                                                  -------------
         Total liabilities                                            1,265,352
                                                                  -------------
Net assets                                                        $ 263,363,271
                                                                  =============

              Analysis of Net Assets

Common stock at par value $.001 per share, authorized
     100,000,000 shares: issued and outstanding 2,713,252 share   $       2,713

Accumulated paid-in capital                                         257,109,560

Undistributed net investment income                                   4,434,498

Accumulated net realized loss on investments, forward currency
     contracts and currency translations                             (2,636,769)

Unrealized appreciation of investments, forward currency
     contracts and currency translations                              4,453,269
                                                                  -------------
Net assets                                                        $ 263,363,271
                                                                  =============

Net asset value, offering price, and redemption price per share          $97.07
                                                                         ======



See notes to financial statements.

                                             WESTERN ASSET TRUST, INC.
                                        INTERNATIONAL SECURITIES PORTFOLIO
                                              STATEMENT OF OPERATIONS
                                    For the Six Months Ended December 31, 1996
                                                    (Unaudited)

Investment Income:
     Interest                                                           $  8,458,861

Expenses:
     Advisory fee                                        $    597,211
     Custodian fee                                            181,205
     Registration fees                                         11,430
     Legal and audit fees                                      10,705
     Directors' fees                                            7,970
     Reports to shareholders                                    2,420
     Organization expense                                       1,811
     Transfer agent and shareholder servicing expense             785
     Other expenses                                             3,278
                                                         ------------
                                                              816,815
     Less fees waived                                        (501,962)
                                                         ------------
         Total expenses, net of waivers                                      314,853
                                                                        ------------

Net Investment Income                                                      8,144,008

Net Realized and Unrealized Gain (Loss):
     Realized gain (loss) on:
         Investments, options and futures                   7,025,762
         Foreign currency transactions                     (1,909,963)
     Unrealized gain on:
         Investments                                        7,412,244
         Assets and liabilities denominated in
              foreign currencies                                6,536
                                                         ------------
Net Realized and Unrealized Gain                                          12,534,579
                                                                        ------------
Increase in Net Assets Resulting from Operations                        $ 20,678,587
                                                                        ============

See notes to financial statements.

                                             WESTERN ASSET TRUST, INC.
                                        INTERNATIONAL SECURITIES PORTFOLIO
                                        STATEMENT OF CHANGES IN NET ASSETS


                                                           For the Six        For the Year
                                                          Months Ended            Ended
                                                        December 31, 1996     June 30, 1996
                                                        -----------------     -------------
                                                            (Unaudited)
Change in Net Assets:
Net investment income                                     $   8,144,008       $  14,600,463
Net realized gain on investments, options,
     futures and foreign currency transactions                5,115,799          17,453,811
Change in unrealized appreciation of investments
     and assets and liabilities denominated in
     foreign currencies                                       7,418,780          (8,488,519)
                                                          -------------       -------------
Increase in net assets resulting from operations             20,678,587          23,565,755

Distributions to shareholders from net
     investment income                                      (15,622,139)        (15,747,339)
Increase in net assets from Fund share
     transactions                                            38,211,114          33,943,271
                                                          -------------       -------------
         Increase in net assets                              43,267,562          41,761,687

Net Assets:

     Beginning of period                                    220,095,709         178,334,022
                                                          -------------       -------------

     End of period                                        $ 263,363,271       $ 220,095,709
                                                          =============       =============


See notes to financial statements.

                                             WESTERN ASSET TRUST, INC.
                                        INTERNATIONAL SECURITIES PORTFOLIO
                                               FINANCIAL HIGHLIGHTS


     Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

                                                 For the
                                             Six Months Ended
                                               December 31,              For the Years Ended June 30,
                                             ----------------    ---------------------------------------------
                                                  1996           1996          1995        1994       1993(A)
                                             -----------------------------------------------------------------
                                               (Unaudited)
Per Share Operating Performance:
   Net asset value, beginning of period      $   95.16        $   92.10      $   93.76   $  105.53   $  100.00
                                             -----------------------------------------------------------------
   Net investment income(B)                       2.59             5.78           6.29        6.94        3.21
   Net realized and unrealized gain (loss)
     on investments, forward currency
     contracts, options, futures and foreign
     currency transactions                        5.43             3.56          (1.04)      (7.36)       2.59
                                             -----------------------------------------------------------------
   Total from investment operations               8.02             9.34           5.25       (0.42)       5.80
                                             -----------------------------------------------------------------
   Distributions to shareholders from:
     Net investment income                       (6.11)           (6.28)         (0.63)      (8.64)      (0.27)
     Net realized gain on investments             -                -              -          (2.71)        -
     Tax return of capital                        -                -             (6.28)        -           -
                                             -----------------------------------------------------------------
   Total distributions                           (6.11)           (6.28)         (6.91)     (11.35)      (0.27)
                                             -----------------------------------------------------------------

   Net asset value, end of period            $   97.07        $   95.16      $   92.10   $   93.76   $  105.53
                                             =================================================================

   Total return(B)                                8.70%(C)        10.36%          6.03%      (1.14)%      5.81%(C)

Ratios/Supplemental Data:
   Ratios to average net assets:
     Expenses(B)                                   .25%(D)         0.26%          0.28%       0.30%       0.45%(D)
     Net investment income(B)                     6.48%(D)         6.02%          5.67%       5.53%       6.08%(D)

   Portfolio turnover rate                      300.31%(D)       348.40%        355.03%     571.18%     249.94%(D)

   Net assets, end of period (in thousands)  $ 263,363        $ 220,096      $ 178,334   $ 106,806   $  93,288


(A)For the period January 7, 1993 (commencement of operations) to June 30, 1993.
(B)Net of  voluntary  waiver of  investment  advisory  fees.
(C)Not  annualized
(D)Annualized

   See notes to financial statements.

                                             WESTERN ASSET TRUST, INC.
                                        INTERNATIONAL SECURITIES PORTFOLIO
                                           NOTES TO FINANCIAL STATEMENTS
                                                    (Unaudited)


1.   Significant Accounting Policies:

The Western Asset Trust, Inc. ("Corporation") is registered under the Investment Company Act of 1940, as amended. The Western Asset Trust International Securities Portfolio ("Fund"), a non-diversified, open-end management investment company, is one of the portfolios established by the Corporation. The Fund was organized on May 16, 1990 and had no operations prior to January 7, 1993, other than those related to organizational matters.

Security Valuation

Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. The amortized cost method of valuation is used for debt obligations with 60 days or less remaining to maturity. The difference between cost and market value is reflected separately as unrealized appreciation or depreciation on investments.

Foreign Currency Transactions

The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

   (i) market value of investment securities, assets and liabilities at the closing daily rate of exchange, and
   (ii) purchases and sales of investment securities, interest income and expenses at the rate of exchange prevailing on the respective date of such transactions.

Dividends to Shareholders

Net investment income for dividend purposes is recorded on the accrual basis and consists of interest income less expenses. Bond premium and original issue discount are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security and serve to reduce or increase interest income.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis.

Deferred Organizational Expense

Deferred   organizational   expenses  of  $18,110  are  being   amortized  on  a
straight-line basis through December 1997.


Federal Income Taxes

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.


Use of Estimates

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.



2.   Financial Instruments:

As part of its investment program, the Fund utilizes repurchase agreements and forward currency exchange contracts. The nature and risk of these financial instruments and the reasons for using them are set forth more fully in the Corporation's Prospectus and Statement of Additional Information.

Repurchase Agreements

All repurchase agreements are fully collateralized by obligations issued by the U.S. government or its agencies and such collateral is in the possession of the Fund's custodian. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially.

Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts to help manage its currency exposure. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.

Forward Currency Exchange Contracts - continued

Forward currency contracts are valued using the forward rate. Outstanding contracts at December 31, 1996 are as follows:

                                Contract to
Settlement       --------------------------------------------     Appreciation/
   Date                Receive                Deliver            (Depreciation)
------------     -------------------    ---------------------    --------------
   2/28/97       USD      15,785,250    AUD        19,500,000     $    296,607
   2/28/97       AUD       2,900,000    USD         2,301,000            2,439
   2/28/97       USD      18,145,894    CAD        24,200,000          404,609
   2/28/97       CAD       6,600,000    USD         4,850,717          (12,185)
    1/2/97       USD         760,002    CZK        20,806,584           (5,030)
   2/28/97       USD      67,794,379    DEM       103,000,000          600,162
   2/28/97       DEM       8,000,000    USD         5,177,658           41,310
   2/28/97       USD      27,901,404    DKK       163,000,000          143,966
   2/28/97       USD      12,538,563    ESP     1,625,000,000           40,005
   2/28/97       USD      39,464,055    GBP        23,700,000       (1,082,173)
   2/28/97       GBP       6,500,000    USD        10,775,550          344,724
   2/28/97       USD      13,147,083    GRD     3,200,000,000          312,944
   2/28/97       USD      31,855,501    ITL    48,500,000,000          (19,889)
   2/28/97       USD       5,118,994    JPY       570,000,000          155,740
   2/28/97       USD      12,552,263    SEK        84,600,000          114,836
                                                                  ------------
                                                                  $  1,338,065
                                                                  ============

3.   Portfolio Transactions:

Purchases and sales of portfolio securities (excluding short-term and U.S. Government securities) for the six months ended December 31, 1996 aggregated $354,665,483 and $316,777,982, respectively. There were no purchases or sales of U.S. Government securities during the six months ended December 31, 1996.

At December 31, 1996 the cost of securities for federal income tax purposes was $229,439,484. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,111,519 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,066,449.

4.   Fund Share Transactions:

At December 31, 1996, there were 100,000,000 Fund shares authorized at $.001 par value. Transactions in Fund shares were as follows:

                                        For the                            For the
                                   Six Months Ended                      Year Ended
                                     December 31,                         June 30,
                                         1996                               1996
                                ----------------------------------------------------------
                                 Shares          Amount         Shares          Amount
                                ----------------------------------------------------------
Sold                             344,993     $  33,236,865    2,384,011     $  224,197,934
Reinvestment of distributions    164,168        15,535,276      167,906         15,747,337
Repurchased                     (108,915)      (10,561,027)  (2,175,306)      (206,002,000)
                                ----------------------------------------------------------
Net increase                     400,246     $  38,211,114      376,611     $   33,943,271
                                ==========================================================

5.   Transactions with Affiliates:

The Fund has a management agreement with Western Asset Management Company ("Adviser"), a corporate affiliate of Legg Mason Fund Adviser, Inc. ("Administrator"), and Legg Mason Wood Walker, Incorporated, ("Legg Mason") a member of the New York Stock Exchange and the distributor for the Fund. The Adviser is responsible for the actual investment activity of the Fund, for which the Fund pays a fee at an annual rate of 0.475% of average daily net assets of the Fund. WLO Global Management, a partnership of Western Asset Management International and Lombard Odier International Fixed Income Management ("LOIFIM"), served as subadviser to the Fund until December 31, 1994 and was paid by the Adviser. The Adviser has voluntarily agreed to waive its fees and reimburse the Fund to the extent necessary to limit total expenses to 0.85% of average daily net assets. The Adviser has further voluntarily waived its fee for services to the Fund other than the portion of the fee equal to the fee paid by the Adviser to the Administrator. Pursuant to this agreement, advisory fees of $501,962 were waived for the six months ended December 31, 1996.

The Adviser has an administration agreement with the Administrator. Under this agreement, the Administrator provides the Fund with administrative services for which the Adviser pays a fee at an annual rate of 0.075% of average daily net assets of the Fund.